Fair value measurement - Warrants (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Fair value measurement
Exercise price of warrants			$ 0.0001
Public Warrants And Private Placement Warrants
Fair value measurement
Exercise price of warrants			$ 0.1
Public Warrants
Fair value measurement
Warrants outstanding	0	0
Private Placement Warrants
Fair value measurement
Warrants outstanding	0	0
Mezz Warrants
Fair value measurement
Warrants outstanding	3,187,500	3,187,500